Separate Account VL

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Policy Owners of Separate Account VL:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Separate Account VL (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 16, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II, Service Shares

Federated Hermes High Income Bond Fund II, Primary Shares

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Health Care Fund, Series I

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

LVIP American Century Disciplined Core Value Fund, Standard Class II

LVIP American Century International Fund, Standard Class II

LVIP American Century Ultra Fund, Standard Class II

LVIP American Century Value Fund, Standard Class II

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Investors Trust Series, Service Class

MFS VIT New Discovery Series, Initial Class

MFS VIT New Discovery Series, Service Class

MFS VIT Total Return Series, Service Class

MFS VIT Utilities Series, Service Class

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares
ASSETS:
Investments at fair value (1)	$326,181	$2,248,699	$1,798,243	$390,907	$294,336	$803,497	$459,520
Receivable from the Policies	1,286	-	-	59	2,313	6,574	237
Receivable from the fund manager	-	4,374	1,595	-	-	-	-
Total assets	327,467	2,253,073	1,799,838	390,966	296,649	810,071	459,757

LIABILITIES:
Payable to the Policies	-	4,374	1,595	-	-	-	-
Payable to the fund manager	1,286	-	-	59	2,313	6,574	237
Payable to the Company	4	29	23	5	4	10	6
Total liabilities	1,290	4,403	1,618	64	2,317	6,584	243

NET ASSETS	$326,177	$2,248,670	$1,798,220	$390,902	$294,332	$803,487	$459,514

Fair value per share (NAV)	$40.33	$33.97	$32.55	$15.02	$9.31	$1.00	$5.78
Shares outstanding in the Separate Account	8,088	66,197	55,246	26,026	31,615	803,497	79,502

(1) Investments in mutual fund shares, at cost	$144,567	$1,450,472	$1,149,565	$353,757	$331,682	$803,497	$464,629

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
ASSETS:
Investments at fair value (1)	$3,077,597	$962,355	$1,170,891	$663,076	$147,907	$3,324,172	$236,951
Receivable from the Policies	-	-	-	101	153	4,622	1,957
Receivable from the fund manager	5,162	2,330	100	-	-	-	-
Total assets	3,082,759	964,685	1,170,991	663,177	148,060	3,328,794	238,908

LIABILITIES:
Payable to the Policies	5,162	2,330	100	-	-	-	-
Payable to the fund manager	-	-	-	101	153	4,622	1,957
Payable to the Company	39	12	15	8	2	42	3
Total liabilities	5,201	2,342	115	109	155	4,664	1,960

NET ASSETS	$3,077,558	$962,343	$1,170,876	$663,068	$147,905	$3,324,130	$236,948

Fair value per share (NAV)	$56.86	$28.13	$31.99	$96.40	$14.31	$81.00	$75.21
Shares outstanding in the Separate Account	54,126	34,211	36,602	6,878	10,336	41,039	3,150

(1) Investments in mutual fund shares, at cost	$2,173,557	$778,322	$807,135	$258,892	$158,312	$2,251,516	$225,616

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$65,127	$163,425	$164,838	$1,307,192	$263,992	$197,728	$1,973,567
Receivable from the Policies	-	33	-	140	5	7	1,136
Receivable from the fund manager	56	-	60	-	-	-	-
Total assets	65,183	163,458	164,898	1,307,332	263,997	197,735	1,974,703

LIABILITIES:
Payable to the Policies	56	-	60	-	-	-	-
Payable to the fund manager	-	33	-	140	5	7	1,136
Payable to the Company	1	2	2	17	3	3	25
Total liabilities	57	35	62	157	8	10	1,161

NET ASSETS	$65,126	$163,423	$164,836	$1,307,175	$263,989	$197,725	$1,973,542

Fair value per share (NAV)	$27.22	$14.16	$29.89	$41.96	$9.68	$12.25	$31.50
Shares outstanding in the Separate Account	2,393	11,541	5,515	31,153	27,272	16,148	62,661

(1) Investments in mutual fund shares, at cost	$57,536	$171,483	$141,404	$1,030,908	$227,199	$161,242	$1,163,975

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class
ASSETS:
Investments at fair value (1)	$1,286,614	$18,443	$787,139	$69,961	$452,614	$9,941	$1,191,272
Receivable from the Policies	-	-	67	-	-	-	3,457
Receivable from the fund manager	864	-	-	2	91	2	-
Total assets	1,287,478	18,443	787,206	69,963	452,705	9,943	1,194,729

LIABILITIES:
Payable to the Policies	864	-	-	2	91	2	-
Payable to the fund manager	-	-	67	-	-	-	3,457
Payable to the Company	16	-	10	1	6	-	15
Total liabilities	880	-	77	3	97	2	3,472

NET ASSETS	$1,286,598	$18,443	$787,129	$69,960	$452,608	$9,941	$1,191,257

Fair value per share (NAV)	$12.92	$22.55	$21.87	$26.16	$25.57	$15.60	$12.10
Shares outstanding in the Separate Account	99,591	818	35,992	2,674	17,701	637	98,452

(1) Investments in mutual fund shares, at cost	$961,345	$16,799	$729,362	$69,705	$470,518	$10,338	$1,352,012

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$337,281	$144,630	$149,340	$685,979	$618,302
Receivable from the Policies	508	29	51	-	-
Receivable from the fund manager	-	-	-	4,644	4,593
Total assets	337,789	144,659	149,391	690,623	622,895

LIABILITIES:
Payable to the Policies	-	-	-	4,644	4,593
Payable to the fund manager	508	29	51	-	-
Payable to the Company	4	2	2	9	8
Total liabilities	512	31	53	4,653	4,601

NET ASSETS	$337,277	$144,628	$149,338	$685,970	$618,294

Fair value per share (NAV)	$22.64	$36.82	$12.08	$16.22	$14.15
Shares outstanding in the Separate Account	14,898	3,928	12,362	42,292	43,696

(1) Investments in mutual fund shares, at cost	$323,906	$121,979	$114,070	$587,776	$519,448

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Concluded)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares
INVESTMENT INCOME:
Dividend income	$-	$-	$18,077	$5,174	$13,124	$30,939	$26,199

EXPENSES:
Mortality and expense risk	2,467	13,673	12,023	2,682	2,343	6,244	3,092

NET INVESTMENT INCOME (LOSS)	(2,467)	(13,673)	6,054	2,492	10,781	24,695	23,107

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	35,805	42,837	43,565	(1,645)	(11,191)	-	(5,800)
Capital gain distributions	-	199,902	149,564	22,096	-	-	-

Net realized gain (loss) on investments	35,805	242,739	193,129	20,451	(11,191)	-	(5,800)

Change in net unrealized appreciation (depreciation) on investments	(15,323)	339,021	64,063	17,522	19,673	-	13,123

Net realized and unrealized gain (loss) on investments	20,482	581,760	257,192	37,973	8,482	-	7,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,015	$568,087	$263,246	$40,465	$19,263	$24,695	$30,430

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$15,034	$14,720	$-	$-	$-	$-

EXPENSES:
Mortality and expense risk	21,150	6,342	7,590	4,211	1,027	23,438	1,751

NET INVESTMENT INCOME (LOSS)	(21,150)	8,692	7,130	(4,211)	(1,027)	(23,438)	(1,751)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	104,855	9,714	37,957	17,335	(1,644)	119,918	124
Capital gain distributions	501,577	52,694	106,157	8,452	8,123	304,607	19,400

Net realized gain (loss) on investments	606,432	62,408	144,114	25,787	6,479	424,525	19,524

Change in net unrealized appreciation (depreciation) on investments	(39,502)	77,195	44,495	94,942	(3,578)	(60,369)	(17,409)

Net realized and unrealized gain (loss) on investments	566,930	139,603	188,609	120,729	2,901	364,156	2,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$545,780	$148,295	$195,739	$116,518	$1,874	$340,718	$364

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$1,011	$3,319	$-	$7,066	$4,211	$2,313	$-

EXPENSES:
Mortality and expense risk	422	1,227	1,342	9,035	1,722	1,391	12,838

NET INVESTMENT INCOME (LOSS)	589	2,092	(1,342)	(1,969)	2,489	922	(12,838)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	575	(4,935)	9,701	23,549	1,918	6,937	78,453
Capital gain distributions	4,836	-	7,322	131,114	-	-	154,061

Net realized gain (loss) on investments	5,411	(4,935)	17,023	154,663	1,918	6,937	232,514

Change in net unrealized appreciation (depreciation) on investments	2,651	14,399	8,847	35,883	28,917	20,317	(11,947)

Net realized and unrealized gain (loss) on investments	8,062	9,464	25,870	190,546	30,835	27,254	220,567

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,651	$11,556	$24,528	$188,577	$33,324	$28,176	$207,729

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class
INVESTMENT INCOME:
Dividend income	$19,891	$48	$134	$1,060	$2,917	$-	$-

EXPENSES:
Mortality and expense risk	8,762	131	5,525	587	3,488	76	8,426

NET INVESTMENT INCOME (LOSS)	11,129	(83)	(5,391)	473	(571)	(76)	(8,426)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	27,375	65	8,202	273	1,161	(57)	(44,644)
Capital gain distributions	95,217	2,534	116,109	27,119	206,312	-	-

Net realized gain (loss) on investments	122,592	2,599	124,311	27,392	207,473	(57)	(44,644)

Change in net unrealized appreciation (depreciation) on investments	41,070	(968)	(52,234)	(20,016)	(150,055)	1,211	178,989

Net realized and unrealized gain (loss) on investments	163,662	1,631	72,077	7,376	57,418	1,154	134,345

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$174,791	$1,548	$66,686	$7,849	$56,847	$1,078	$125,919

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$8,612	$3,747	$729	$15,305	$5,004

EXPENSES:
Mortality and expense risk	2,475	1,095	956	4,724	4,072

NET INVESTMENT INCOME (LOSS)	6,137	2,652	(227)	10,581	932

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,573	4,835	2,491	10,763	8,393
Capital gain distributions	25,336	1,869	2,274	42,736	42,964

Net realized gain (loss) on investments	26,909	6,704	4,765	53,499	51,357

Change in net unrealized appreciation (depreciation) on investments	(516)	9,237	45,676	98,585	66,849

Net realized and unrealized gain (loss) on investments	26,393	15,941	50,441	152,084	118,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,530	$18,593	$50,214	$162,665	$119,138

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Concluded)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,467)	$(13,673)	$6,054	$2,492	$10,781	$24,695	$23,107
Net realized gain (loss) on investments	35,805	242,739	193,129	20,451	(11,191)	-	(5,800)
Change in net unrealized appreciation (depreciation) on investments	(15,323)	339,021	64,063	17,522	19,673	-	13,123

Net increase (decrease) in net assets resulting from operations	18,015	568,087	263,246	40,465	19,263	24,695	30,430

POLICY TRANSACTIONS:
Policy owners' net payments	10,344	24,927	30,535	9,864	11,190	53,772	41,275
Policy maintenance charges	(16,748)	(66,582)	(41,270)	(13,035)	(24,813)	(80,212)	(59,560)
Policy owners' benefits	(41,905)	(77,633)	(93,178)	(35,754)	(48,864)	(99,506)	(51,171)
Net transfers (to) from the Company and/or Subaccounts	1,672	(28,838)	(22,239)	5,178	2,835	12,967	47,869
Net Policy loan repayments (withdrawals)	(4,772)	(6,329)	2,843	2,773	113	2,224	4,948

Increase (decrease) in net assets resulting from Policy transactions	(51,409)	(154,455)	(123,309)	(30,974)	(59,539)	(110,755)	(16,639)

Total increase (decrease) in net assets	(33,394)	413,632	139,937	9,491	(40,276)	(86,060)	13,791

NET ASSETS:
Beginning of period	359,571	1,835,038	1,658,283	381,411	334,608	889,547	445,723

End of period	$326,177	$2,248,670	$1,798,220	$390,902	$294,332	$803,487	$459,514

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,150)	$8,692	$7,130	$(4,211)	$(1,027)	$(23,438)	$(1,751)
Net realized gain (loss) on investments	606,432	62,408	144,114	25,787	6,479	424,525	19,524
Change in net unrealized appreciation (depreciation) on investments	(39,502)	77,195	44,495	94,942	(3,578)	(60,369)	(17,409)

Net increase (decrease) in net assets resulting from operations	545,780	148,295	195,739	116,518	1,874	340,718	364

POLICY TRANSACTIONS:
Policy owners' net payments	47,318	25,952	35,284	8,570	4,361	100,531	7,531
Policy maintenance charges	(99,705)	(38,725)	(37,219)	(19,442)	(6,008)	(211,176)	(10,839)
Policy owners' benefits	(248,790)	(654)	(63,996)	(8,582)	(2,533)	(160,978)	(78,490)
Net transfers (to) from the Company and/or Subaccounts	(38,984)	(667)	21,180	(5,047)	(4,439)	(13,417)	5,486
Net Policy loan repayments (withdrawals)	5,421	(4,758)	1,817	(1,975)	(731)	(8,273)	(192)

Increase (decrease) in net assets resulting from Policy transactions	(334,740)	(18,852)	(42,934)	(26,476)	(9,350)	(293,313)	(76,504)

Total increase (decrease) in net assets	211,040	129,443	152,805	90,042	(7,476)	47,405	(76,140)

NET ASSETS:
Beginning of period	2,866,518	832,900	1,018,071	573,026	155,381	3,276,725	313,088

End of period	$3,077,558	$962,343	$1,170,876	$663,068	$147,905	$3,324,130	$236,948

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$589	$2,092	$(1,342)	$(1,969)	$2,489	$922	$(12,838)
Net realized gain (loss) on investments	5,411	(4,935)	17,023	154,663	1,918	6,937	232,514
Change in net unrealized appreciation (depreciation) on investments	2,651	14,399	8,847	35,883	28,917	20,317	(11,947)

Net increase (decrease) in net assets resulting from operations	8,651	11,556	24,528	188,577	33,324	28,176	207,729

POLICY TRANSACTIONS:
Policy owners' net payments	4,228	13,704	6,909	42,018	12,218	6,386	39,678
Policy maintenance charges	(5,050)	(8,909)	(8,615)	(82,830)	(14,681)	(8,786)	(83,023)
Policy owners' benefits	-	(35,101)	(62,016)	(27,555)	(12,068)	(30,888)	(112,954)
Net transfers (to) from the Company and/or Subaccounts	(883)	(10,686)	(629)	(11,468)	(1,827)	8,048	57,930
Net Policy loan repayments (withdrawals)	2,806	3,130	3,483	(3,100)	147	171	3,759

Increase (decrease) in net assets resulting from Policy transactions	1,101	(37,862)	(60,868)	(82,935)	(16,211)	(25,069)	(94,610)

Total increase (decrease) in net assets	9,752	(26,306)	(36,340)	105,642	17,113	3,107	113,119

NET ASSETS:
Beginning of period	55,374	189,729	201,176	1,201,533	246,876	194,618	1,860,423

End of period	$65,126	$163,423	$164,836	$1,307,175	$263,989	$197,725	$1,973,542

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,129	$(83)	$(5,391)	$473	$(571)	$(76)	$(8,426)
Net realized gain (loss) on investments	122,592	2,599	124,311	27,392	207,473	(57)	(44,644)
Change in net unrealized appreciation (depreciation) on investments	41,070	(968)	(52,234)	(20,016)	(150,055)	1,211	178,989

Net increase (decrease) in net assets resulting from operations	174,791	1,548	66,686	7,849	56,847	1,078	125,919

POLICY TRANSACTIONS:
Policy owners' net payments	49,227	93	24,314	1	22,896	1	46,641
Policy maintenance charges	(94,362)	(493)	(42,109)	(795)	(25,619)	(327)	(76,851)
Policy owners' benefits	(22,731)	-	(48,254)	-	(74,582)	-	(104,545)
Net transfers (to) from the Company and/or Subaccounts	(20,101)	(122)	1,712	(451)	5,920	(66)	(2,007)
Net Policy loan repayments (withdrawals)	1,838	-	(6,259)	-	(3,964)	(1)	(4,569)

Increase (decrease) in net assets resulting from Policy transactions	(86,129)	(522)	(70,596)	(1,245)	(75,349)	(393)	(141,331)

Total increase (decrease) in net assets	88,662	1,026	(3,910)	6,604	(18,502)	685	(15,412)

NET ASSETS:
Beginning of period	1,197,936	17,417	791,039	63,356	471,110	9,256	1,206,669

End of period	$1,286,598	$18,443	$787,129	$69,960	$452,608	$9,941	$1,191,257

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,137	$2,652	$(227)	$10,581	$932
Net realized gain (loss) on investments	26,909	6,704	4,765	53,499	51,357
Change in net unrealized appreciation (depreciation) on investments	(516)	9,237	45,676	98,585	66,849

Net increase (decrease) in net assets resulting from operations	32,530	18,593	50,214	162,665	119,138

POLICY TRANSACTIONS:
Policy owners' net payments	11,507	8,123	3,064	30,162	20,125
Policy maintenance charges	(21,453)	(11,676)	(5,784)	(49,725)	(33,948)
Policy owners' benefits	(19,126)	(30,363)	(7,444)	(61,194)	(42,214)
Net transfers (to) from the Company and/or Subaccounts	(112)	10,847	(6,011)	(10,654)	15,603
Net Policy loan repayments (withdrawals)	1,783	1,260	1,590	5,995	(3,503)

Increase (decrease) in net assets resulting from Policy transactions	(27,401)	(21,809)	(14,585)	(85,416)	(43,937)

Total increase (decrease) in net assets	5,129	(3,216)	35,629	77,249	75,201

NET ASSETS:
Beginning of period	332,148	147,844	113,709	608,721	543,093

End of period	$337,277	$144,628	$149,338	$685,970	$618,294

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,170)	$(13,999)	$9,258	$1,692	$9,537	$32,997	$22,873
Net realized gain (loss) on investments	64,831	237,097	198,391	10,633	(7,169)	-	(7,017)
Change in net unrealized appreciation (depreciation) on investments	(9,207)	218,038	147,083	24,369	(2,895)	-	7,775

Net increase (decrease) in net assets resulting from operations	52,454	441,136	354,732	36,694	(527)	32,997	23,631

POLICY TRANSACTIONS:
Policy owners' net payments	10,695	35,585	35,336	12,431	12,820	56,272	42,710
Policy maintenance charges	(20,761)	(63,950)	(49,935)	(24,391)	(25,634)	(77,266)	(55,050)
Policy owners' benefits	(80,012)	(279,618)	(224,213)	(5,050)	(10,886)	(12,505)	(12,655)
Net transfers (to) from the Company and/or Subaccounts	5,555	3,470	(12,730)	1,083	14,396	48,878	(32,180)
Net Policy loan repayments (withdrawals)	1,597	(4,793)	(10,192)	2,228	(1,230)	1,196	13,076

Increase (decrease) in net assets resulting from Policy transactions	(82,926)	(309,306)	(261,734)	(13,699)	(10,534)	16,575	(44,099)

Total increase (decrease) in net assets	(30,472)	131,830	92,998	22,995	(11,061)	49,572	(20,468)

NET ASSETS:
Beginning of period	390,043	1,703,208	1,565,285	358,416	345,669	839,975	466,191

End of period	$359,571	$1,835,038	$1,658,283	$381,411	$334,608	$889,547	$445,723

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,040)	$7,275	$5,269	$(3,861)	$(1,052)	$(22,165)	$(2,102)
Net realized gain (loss) on investments	524,285	60,997	111,480	44,614	(2,663)	120,711	1,323
Change in net unrealized appreciation (depreciation) on investments	256,848	38,707	68,324	131,392	18,156	780,604	63,376

Net increase (decrease) in net assets resulting from operations	762,093	106,979	185,073	172,145	14,441	879,150	62,597

POLICY TRANSACTIONS:
Policy owners' net payments	67,918	26,196	53,984	8,620	4,271	104,223	12,652
Policy maintenance charges	(113,714)	(45,491)	(58,306)	(21,708)	(6,841)	(222,074)	(36,398)
Policy owners' benefits	(193,151)	(26,807)	(46,223)	(49,980)	(11,667)	(154,335)	(4,259)
Net transfers (to) from the Company and/or Subaccounts	(111,840)	5,030	(40,548)	(9,839)	10,509	(57,440)	6,402
Net Policy loan repayments (withdrawals)	(6,065)	(2,853)	10,790	(6,693)	961	(6,602)	(740)

Increase (decrease) in net assets resulting from Policy transactions	(356,852)	(43,925)	(80,303)	(79,600)	(2,767)	(336,228)	(22,343)

Total increase (decrease) in net assets	405,241	63,054	104,770	92,545	11,674	542,922	40,254

NET ASSETS:
Beginning of period	2,461,277	769,846	913,301	480,481	143,707	2,733,803	272,834

End of period	$2,866,518	$832,900	$1,018,071	$573,026	$155,381	$3,276,725	$313,088

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$667	$3,460	$(1,509)	$1,391	$1,484	$1,770	$(12,252)
Net realized gain (loss) on investments	3,005	(1,419)	1,967	116,529	595	1,591	208,668
Change in net unrealized appreciation (depreciation) on investments	1,896	(5,763)	5,981	90,128	26,621	130	224,960

Net increase (decrease) in net assets resulting from operations	5,568	(3,722)	6,439	208,048	28,700	3,491	421,376

POLICY TRANSACTIONS:
Policy owners' net payments	3,722	14,145	9,055	44,931	12,843	8,657	42,694
Policy maintenance charges	(5,841)	(16,551)	(8,349)	(85,763)	(14,018)	(8,072)	(91,510)
Policy owners' benefits	(1,115)	(4,668)	-	(43,037)	(11,503)	(3,675)	(31,016)
Net transfers (to) from the Company and/or Subaccounts	9,545	16,915	6,540	1,863	(7,100)	5,122	(56,059)
Net Policy loan repayments (withdrawals)	(57)	3,981	(3,937)	(7,072)	88	1,286	870

Increase (decrease) in net assets resulting from Policy transactions	6,254	13,822	3,309	(89,078)	(19,690)	3,318	(135,021)

Total increase (decrease) in net assets	11,822	10,100	9,748	118,970	9,010	6,809	286,355

NET ASSETS:
Beginning of period	43,552	179,629	191,428	1,082,563	237,866	187,809	1,574,068

End of period	$55,374	$189,729	$201,176	$1,201,533	$246,876	$194,618	$1,860,423

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,387	$(67)	$(4,464)	$(123)	$(1,229)	$(76)	$(9,149)
Net realized gain (loss) on investments	108,543	1,612	80,017	4,997	53,731	(144)	(72,981)
Change in net unrealized appreciation (depreciation) on investments	(35,099)	821	31,558	5,064	26,644	745	152,633

Net increase (decrease) in net assets resulting from operations	99,831	2,366	107,111	9,938	79,146	525	70,503

POLICY TRANSACTIONS:
Policy owners' net payments	53,236	94	34,991	-	21,854	-	50,700
Policy maintenance charges	(85,780)	(748)	(55,493)	(765)	(27,819)	(408)	(79,947)
Policy owners' benefits	(92,788)	-	(24,339)	(895)	(45,428)	(167)	(124,644)
Net transfers (to) from the Company and/or Subaccounts	25,105	122	10,455	447	268	64	41,986
Net Policy loan repayments (withdrawals)	(7,925)	-	(6,589)	-	(162)	(1)	(4,895)

Increase (decrease) in net assets resulting from Policy transactions	(108,152)	(532)	(40,975)	(1,213)	(51,287)	(512)	(116,800)

Total increase (decrease) in net assets	(8,321)	1,834	66,136	8,725	27,859	13	(46,297)

NET ASSETS:
Beginning of period	1,206,257	15,583	724,903	54,631	443,251	9,243	1,252,966

End of period	$1,197,936	$17,417	$791,039	$63,356	$471,110	$9,256	$1,206,669

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,047	$1,880	$3,567	$10,202	$1,271
Net realized gain (loss) on investments	19,030	5,991	(59)	3,687	9,225
Change in net unrealized appreciation (depreciation) on investments	(2,947)	6,330	4,007	(22,742)	16,603

Net increase (decrease) in net assets resulting from operations	21,130	14,201	7,515	(8,853)	27,099

POLICY TRANSACTIONS:
Policy owners' net payments	11,866	9,312	3,341	34,599	21,361
Policy maintenance charges	(16,436)	(21,216)	(5,206)	(46,018)	(27,718)
Policy owners' benefits	(16,676)	(5,239)	(3,682)	(9,150)	(24,515)
Net transfers (to) from the Company and/or Subaccounts	5,222	9,167	2,725	25,117	(15,182)
Net Policy loan repayments (withdrawals)	(703)	2,913	(1,075)	(6,806)	4,778

Increase (decrease) in net assets resulting from Policy transactions	(16,727)	(5,063)	(3,897)	(2,258)	(41,276)

Total increase (decrease) in net assets	4,403	9,138	3,618	(11,111)	(14,177)

NET ASSETS:
Beginning of period	327,745	138,706	110,091	619,832	557,270

End of period	$332,148	$147,844	$113,709	$608,721	$543,093

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Separate Account VL of First Variable Life Insurance Company (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. First Variable Life Insurance Company was acquired by Protective Life Insurance Company (the “Company”), which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is a list of the variable life insurance products funded by the Separate Account:

Capital Estate Builder

Capital One Pay

Capital Solutions

For the years or periods ended December 31, 2025 and 2024, the Separate Account was invested in up to 33 Subaccounts, as follows:

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II, Service Shares

Federated Hermes High Income Bond Fund II, Primary Shares

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Health Care Fund, Series I

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

LVIP American Century Disciplined Core Value Fund, Standard Class II(a)

LVIP American Century International Fund, Standard Class II(a)

LVIP American Century Ultra Fund, Standard Class II(a)

LVIP American Century Value Fund, Standard Class II(a)

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Investors Trust Series, Service Class

MFS VIT New Discovery Series, Initial Class

MFS VIT New Discovery Series, Service Class

MFS VIT Total Return Series, Service Class

MFS VIT Utilities Series, Service Class

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

(a) See Subaccount Changes tables below

Subaccount Changes: Reorganizations
During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganizations
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

The financial statements are presented based on the period noted in the above Subaccount Changes table which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales

Columbia VP Select Small Cap Value Fund, Class 2	$11,022	$62,368
Columbia VP Seligman Global Technology Fund, Class 2	223,970	179,299
DWS Equity 500 Index VIP, Class A	184,972	141,010
DWS Small Cap Index VIP, Class A	47,196	50,906
Federated Hermes Fund for U.S. Government Securities II	27,736	74,147
Federated Hermes Government Money Fund II, Service Shares	77,877	157,698
Federated Hermes High Income Bond Fund II, Primary Shares	119,990	110,395
Fidelity VIP Contrafund Portfolio, Service Class 2	527,346	361,529
Fidelity VIP Equity-Income Portfolio, Service Class 2	103,025	54,637
Fidelity VIP Growth & Income Portfolio, Service Class 2	192,577	115,081
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	12,793	31,008
Franklin Small-Mid Cap Growth VIP Fund, Class 2	17,453	18,617
Invesco V.I. American Franchise Fund, Series I	351,137	340,126
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	41,330	97,984
Invesco V.I. Diversified Dividend Fund, Series I	11,883	4,968
Invesco V.I. Global Real Estate Fund, Series I	23,767	58,207
Invesco V.I. Health Care Fund, Series I	24,896	78,373
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	159,515	104,861
LVIP American Century Disciplined Core Value Fund, Standard Class II	14,468	26,457
LVIP American Century International Fund, Standard Class II	23,963	46,744
LVIP American Century Ultra Fund, Standard Class II	250,960	191,296
LVIP American Century Value Fund, Standard Class II	134,764	106,144
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	2,653	602
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	136,204	90,534
MFS VIT Investors Trust Series, Initial Class	28,178	1,382
MFS VIT Investors Trust Series, Service Class	233,791	100,088
MFS VIT New Discovery Series, Initial Class	-	404
MFS VIT New Discovery Series, Service Class	28,763	170,056
MFS VIT Total Return Series, Service Class	47,016	40,614
MFS VIT Utilities Series, Service Class	29,828	46,079
Templeton Developing Markets VIP Fund, Class 2	6,008	17,745
Templeton Foreign VIP Fund, Class 2	88,576	116,404
Templeton Growth VIP Fund, Class 2	87,763	83,993

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

Columbia VP Select Small Cap Value Fund, Class 2	172	932	(760)	174		1,519	(1,345)
Columbia VP Seligman Global Technology Fund, Class 2	288	1,828	(1,540)	319		4,000	(3,681)
DWS Equity 500 Index VIP, Class A	307	2,240	(1,933)	485		5,736	(5,251)
DWS Small Cap Index VIP, Class A	372	896	(524)	384		685	(301)
Federated Hermes Fund for U.S. Government Securities II	901	4,399	(3,498)	1,731		2,582	(851)
Federated Hermes Government Money Fund II, Service Shares	3,425	11,135	(7,710)	5,449		4,664	785
Federated Hermes High Income Bond Fund II, Primary Shares	2,679	3,065	(386)	1,508		2,999	(1,491)
Fidelity VIP Contrafund Portfolio, Service Class 2	326	4,287	(3,961)	1,675		7,326	(5,651)
Fidelity VIP Equity-Income Portfolio, Service Class 2	758	1,002	(244)	486		1,672	(1,186)
Fidelity VIP Growth & Income Portfolio, Service Class 2	1,290	2,001	(711)	834		2,740	(1,906)
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	59	331	(272)	45		1,296	(1,251)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	206	407	(201)	419		512	(93)
Invesco V.I. American Franchise Fund, Series I	901	5,880	(4,979)	1,968		9,929	(7,961)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	1,354	6,303	(4,949)	1,056		2,584	(1,528)
Invesco V.I. Diversified Dividend Fund, Series I	295	211	84	688		388	300
Invesco V.I. Global Real Estate Fund, Series I	521	1,478	(957)	931		579	352
Invesco V.I. Health Care Fund, Series I	424	1,855	(1,431)	443		398	45
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	433	1,930	(1,497)	481		2,681	(2,200)
LVIP American Century Disciplined Core Value Fund, Standard Class II	248	587	(339)	296		845	(549)
LVIP American Century International Fund, Standard Class II	907	1,878	(971)	644		558	86
LVIP American Century Ultra Fund, Standard Class II	1,251	2,360	(1,109)	331		2,574	(2,243)
LVIP American Century Value Fund, Standard Class II	324	1,564	(1,240)	564		2,646	(2,082)
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	2	14	(12)	3		24	(21)
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	628	2,637	(2,009)	770		2,368	(1,598)
MFS VIT Investors Trust Series, Initial Class	-	16	(16)	-		40	(40)
MFS VIT Investors Trust Series, Service Class	541	2,017	(1,476)	258		1,538	(1,280)
MFS VIT New Discovery Series, Initial Class	-	5	(5)	0	*	9	(9)
MFS VIT New Discovery Series, Service Class	692	3,997	(3,305)	2,617		5,837	(3,220)
MFS VIT Total Return Series, Service Class	388	1,135	(747)	676		1,303	(627)
MFS VIT Utilities Series, Service Class	496	918	(422)	403		541	(138)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Templeton Developing Markets VIP Fund, Class 2	67	329	(262)	117	239	(122)
Templeton Foreign VIP Fund, Class 2	1,382	4,933	(3,551)	2,419	2,669	(250)
Templeton Growth VIP Fund, Class 2	1,381	2,783	(1,402)	870	2,608	(1,738)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Policy's total asset value, age of Policy, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each annuity, as set forth in the Policy.

The minimum and maximum Policy expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Policy owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Monthly Standard Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$8.50 - $10 per month

Monthly Standard Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$2.50 per month of the specificied amount of the Policy

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a redemption of units, and recorded as mortality and expense risk in the Statement of Operations.	a daily fee amounting to a per annum aggregate of 0.70% - 0.90% of the average daily net assets of the Subaccounts

Distribution, Premium Tax and Federal Tax Charge
This deduction is to reimburse the Company for distribution expenses, premium tax expenses and/or federal tax expenses. This charge may be assessed for the first ten years of the policy on an annual basis against the account value, is deducted through a redemption of units, and is recognized as Policy maintenance charges in the Statements of Changes in Net Assets.	annual rate of 0.0% - 0.65% of the account value

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.05 - $26.63 per $1,000 of face amount of the policy

Expense Type	Range
Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is based upon the Policy value on the monthly anniversary, assessed through a redemption o funits, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregated of 0.27% - 0.30% of the Policy's value

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable life products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, net investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

Columbia VP Select Small Cap Value Fund, Class 2
2025	5	$68.06	$64.78	$326	0.00%	0.70%	0.90%	5.56%	5.35%
2024	6	64.48	61.49	360	0.00%	0.70%	0.90%	12.86%	12.64%
2023	7	57.13	54.59	390	0.00%	0.70%	0.90%	12.06%	11.84%
2022	7	50.98	48.81	357	0.00%	0.70%	0.90%	(15.52)%	(15.69)%
2021	8	60.34	57.90	498	0.00%	0.70%	0.90%	34.92%	24.45%
Columbia VP Seligman Global Technology Fund, Class 2
2025	19	120.11	114.09	2,249	0.00%	0.70%	0.90%	33.43%	33.17%
2024	20	90.01	85.67	1,835	0.00%	0.70%	0.90%	25.69%	25.44%
2023	24	71.61	68.30	1,703	0.00%	0.70%	0.90%	43.86%	43.58%
2022	45	49.78	47.57	2,226	0.00%	0.70%	0.90%	(32.33)%	(32.47)%
2021	47	73.56	70.44	3,458	0.28%	0.70%	0.90%	43.54%	31.87%
DWS Equity 500 Index VIP, Class A
2025	28	64.70	61.31	1,798	1.07%	0.70%	0.90%	16.81%	16.58%
2024	30	55.39	52.59	1,658	1.27%	0.70%	0.90%	23.75%	23.50%
2023	35	44.76	42.58	1,565	1.36%	0.70%	0.90%	25.12%	24.88%
2022	37	35.77	34.10	1,337	1.16%	0.70%	0.90%	(18.91)%	(19.07)%
2021	38	44.11	42.13	1,709	1.45%	0.70%	0.90%	33.22%	21.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

DWS Small Cap Index VIP, Class A
2025	6	$62.33	$59.06	$391	1.40%	0.70%	0.90%	11.85%	11.63%
2024	7	55.73	52.91	381	1.19%	0.70%	0.90%	10.37%	10.15%
2023	7	50.49	48.03	358	1.10%	0.70%	0.90%	15.95%	15.71%
2022	7	43.55	41.51	319	0.80%	0.70%	0.90%	(21.19)%	(21.35)%
2021	6	55.25	52.78	352	0.84%	0.70%	0.90%	18.81%	8.60%
Federated Hermes Fund for U.S. Government Securities II
2025	18	16.58	15.78	294	4.07%	0.70%	0.90%	6.06%	5.84%
2024	21	15.63	14.91	335	3.56%	0.70%	0.90%	(0.13)%	(0.33)%
2023	22	15.65	14.96	346	2.51%	0.70%	0.90%	3.46%	3.26%
2022	24	15.13	14.48	366	1.97%	0.70%	0.90%	(13.16)%	(13.33)%
2021	28	17.42	16.71	497	2.04%	0.70%	0.90%	1.18%	(6.67)%
Federated Hermes Government Money Fund II, Service Shares
2025	58	13.86	13.65	803	3.69%	0.70%	0.90%	2.99%	2.78%
2024	66	13.45	13.28	890	4.58%	0.70%	0.90%	3.94%	3.73%
2023	65	12.94	12.80	840	4.43%	0.70%	0.90%	3.63%	3.42%
2022	69	12.49	12.38	861	1.07%	0.70%	0.90%	0.33%	0.09%
2021	71	12.45	12.37	891	0.00%	0.70%	0.90%	(0.21)%	(1.38)%
Federated Hermes High Income Bond Fund II, Primary Shares
2025	13	36.96	35.11	460	6.12%	0.70%	0.90%	7.47%	7.26%
2024	13	34.39	32.73	446	5.88%	0.70%	0.90%	5.52%	5.31%
2023	14	32.59	31.08	466	5.89%	0.70%	0.90%	11.93%	11.71%
2022	15	29.12	27.83	426	5.30%	0.70%	0.90%	(12.39)%	(12.57)%
2021	14	33.24	31.82	475	4.75%	0.70%	0.90%	8.51%	(0.30)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High
Fidelity VIP Contrafund Portfolio, Service Class 2
2025	35	$89.20	$84.73	$3,078	0.00%	0.70%	0.90%	20.35%	20.11%
2024	39	74.11	70.54	2,867	0.03%	0.70%	0.90%	32.51%	32.25%
2023	44	55.93	53.34	2,461	0.26%	0.70%	0.90%	32.19%	31.93%
2022	48	42.31	40.43	2,048	0.24%	0.70%	0.90%	(27.00)%	(27.15)%
2021	51	57.96	55.50	2,971	0.03%	0.70%	0.90%	31.96%	21.25%
Fidelity VIP Equity-Income Portfolio, Service Class 2
2025	18	52.49	49.86	962	1.69%	0.70%	0.90%	17.92%	17.68%
2024	19	44.51	42.37	833	1.61%	0.70%	0.90%	14.25%	14.02%
2023	20	38.96	37.16	770	1.70%	0.70%	0.90%	9.61%	9.39%
2022	23	35.54	33.97	805	1.63%	0.70%	0.90%	(5.90)%	(6.09)%
2021	24	37.77	36.17	926	1.75%	0.70%	0.90%	28.96%	18.48%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2025	19	61.52	58.56	1,171	1.40%	0.70%	0.90%	20.37%	20.13%
2024	20	51.11	48.75	1,018	1.26%	0.70%	0.90%	21.10%	20.86%
2023	22	42.21	40.33	913	1.49%	0.70%	0.90%	17.54%	17.31%
2022	22	35.91	34.38	797	1.29%	0.70%	0.90%	(5.83)%	(6.02)%
2021	28	38.13	36.59	1,069	2.29%	0.70%	0.90%	29.77%	19.71%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2025	7	88.90	84.45	663	0.00%	0.70%	0.90%	20.79%	20.55%
2024	8	73.60	70.05	573	0.00%	0.70%	0.90%	37.59%	37.31%
2023	9	53.49	51.02	480	0.00%	0.70%	0.90%	44.29%	44.01%
2022	10	37.07	35.43	357	0.00%	0.70%	0.90%	(38.75)%	(38.87)%
2021	10	60.52	57.95	614	0.00%	0.70%	0.90%	15.58%	6.18%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

Franklin Small-Mid Cap Growth VIP Fund, Class 2
2025	3	$45.56	$45.56	$148	0.00%	0.70%	0.70%	1.80%	1.80%
2024	3	44.76	44.76	155	0.00%	0.70%	0.70%	10.26%	10.26%
2023	4	40.59	40.59	144	0.00%	0.70%	0.70%	25.86%	25.86%
2022	4	32.25	32.25	136	0.00%	0.70%	0.70%	(34.15)%	(34.15)%
2021	4	48.98	48.98	212	0.00%	0.70%	0.70%	9.25%	9.25%
Invesco V.I. Global Real Estate Fund, Series I
2025	4	40.30	40.30	163	1.91%	0.70%	0.70%	7.10%	7.10%
2024	5	37.63	35.89	190	2.58%	0.70%	0.90%	(2.49)%	(2.69)%
2023	5	38.59	36.88	180	1.51%	0.70%	0.90%	8.29%	8.07%
2022	5	35.64	34.13	168	2.58%	0.70%	0.90%	(25.46)%	(25.61)%
2021	5	47.81	45.87	254	2.79%	0.70%	0.90%	29.85%	19.77%
Invesco V.I. American Franchise Fund, Series I
2025	58	57.35	54.34	3,324	0.00%	0.70%	0.90%	10.89%	10.66%
2024	63	51.72	49.11	3,277	0.00%	0.70%	0.90%	33.94%	33.67%
2023	71	38.62	36.74	2,734	0.00%	0.70%	0.90%	39.95%	39.67%
2022	82	27.59	26.30	2,276	0.00%	0.70%	0.90%	(31.59)%	(31.73)%
2021	94	40.34	38.53	3,818	0.00%	0.70%	0.90%	16.13%	6.16%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2025	14	17.49	17.49	237	0.00%	0.70%	0.70%	4.06%	4.06%
2024	18	16.81	16.81	313	0.00%	0.70%	0.70%	23.36%	23.36%
2023	20	13.63	13.63	273	0.00%	0.70%	0.70%	12.36%	12.36%
2022	22	12.13	12.13	272	0.00%	0.70%	0.70%	(31.45)%	(31.45)%
2021	19	17.69	17.69	337	0.00%	0.70%	0.70%	18.27%	18.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

Invesco V.I. Diversified Dividend Fund, Series I
2025	3	$23.12	$23.12	$65	1.68%	0.70%	0.70%	14.93%	14.93%
2024	3	20.12	20.12	55	2.02%	0.70%	0.70%	12.42%	12.42%
2023	2	17.89	17.89	44	1.46%	0.70%	0.70%	8.29%	8.29%
2022	5	16.53	16.53	77	1.82%	0.70%	0.70%	(2.39)%	(2.39)%
2021	5	16.93	16.93	85	1.21%	0.70%	0.70%	18.06%	18.06%
Invesco V.I. Health Care Fund, Series I
2025	4	45.42	43.23	165	0.00%	0.70%	0.90%	14.52%	14.29%
2024	5	39.66	37.83	201	0.00%	0.70%	0.90%	3.44%	3.23%
2023	5	38.34	36.64	191	0.00%	0.70%	0.90%	2.31%	2.10%
2022	11	37.48	35.89	426	0.00%	0.70%	0.90%	(13.92)%	(14.09)%
2021	12	43.54	41.78	508	0.21%	0.70%	0.90%	15.99%	7.00%
Lord Abbett Series Fund Growth and Income Portfolio, Class VC
2025	24	54.80	51.93	1,307	0.58%	0.70%	0.90%	16.47%	16.24%
2024	26	47.05	44.67	1,202	0.86%	0.70%	0.90%	19.76%	19.52%
2023	28	39.29	37.38	1,083	0.95%	0.70%	0.90%	12.40%	12.18%
2022	29	34.96	33.32	1,026	1.19%	0.70%	0.90%	(10.07)%	(10.25)%
2021	33	38.87	37.13	1,298	1.04%	0.70%	0.90%	33.87%	22.37%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2025	6	45.96	43.74	264	1.72%	0.70%	0.90%	14.06%	13.83%
2024	6	40.29	38.43	247	1.31%	0.70%	0.90%	12.30%	12.07%
2023	7	35.88	34.29	238	1.54%	0.70%	0.90%	7.90%	7.68%
2022	7	33.25	31.84	223	1.69%	0.70%	0.90%	(13.34)%	(13.52)%
2021	7	38.37	36.82	268	1.10%	0.70%	0.90%	27.72%	17.81%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

LVIP American Century International Fund, Standard Class II
2025	8	$25.57	$24.34	$198	1.17%	0.70%	0.90%	15.18%	14.95%
2024	9	22.20	21.17	195	1.62%	0.70%	0.90%	1.89%	1.68%
2023	9	21.79	20.82	188	1.39%	0.70%	0.90%	11.79%	11.57%
2022	9	19.49	18.67	170	1.12%	0.70%	0.90%	(25.28)%	(25.43)%
2021	6	26.09	25.03	163	0.16%	0.70%	0.90%	12.33%	3.61%
LVIP American Century Ultra Fund, Standard Class II
2025	24	84.17	80.12	1,974	0.00%	0.70%	0.90%	12.06%	11.83%
2024	25	75.11	71.64	1,860	0.00%	0.70%	0.90%	27.89%	27.64%
2023	27	58.73	56.13	1,574	0.00%	0.70%	0.90%	42.51%	42.23%
2022	28	41.21	39.46	1,145	0.00%	0.70%	0.90%	(32.85)%	(32.98)%
2021	34	61.37	58.88	2,119	0.00%	0.70%	0.90%	27.21%	17.35%
LVIP American Century Value Fund, Standard Class II
2025	19	67.50	63.96	1,287	1.62%	0.70%	0.90%	15.21%	14.98%
2024	20	58.59	55.63	1,198	2.90%	0.70%	0.90%	8.71%	8.50%
2023	22	53.89	51.27	1,206	2.37%	0.70%	0.90%	8.34%	8.12%
2022	24	49.75	47.42	1,211	2.05%	0.70%	0.90%	(0.16)%	(0.36)%
2021	27	49.82	47.59	1,342	1.80%	0.70%	0.90%	29.19%	18.10%
MFS VIT Investors Trust Series, Initial Class
2025	1	53.97	51.14	70	1.62%	0.70%	0.90%	12.78%	12.55%
2024	1	47.86	45.44	63	0.70%	0.70%	0.90%	18.69%	18.45%
2023	1	40.32	38.36	55	0.73%	0.70%	0.90%	18.15%	17.92%
2022	1	34.13	32.53	47	0.64%	0.70%	0.90%	(17.07)%	(17.24)%
2021	1	41.15	39.31	58	0.63%	0.70%	0.90%	31.58%	20.28%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
			Low	High			Low	High	Low	High

MFS VIT Investors Trust Series, Service Class
2025	9		$49.96	$47.46	$453	0.61%	0.70%	0.90%	12.53%	12.31%
2024	11		44.40	42.26	471	0.47%	0.70%	0.90%	18.39%	18.15%
2023	12		37.50	35.77	443	0.47%	0.70%	0.90%	17.84%	17.60%
2022	13		31.83	30.41	418	0.36%	0.70%	0.90%	(17.27)%	(17.43)%
2021	15		38.47	36.84	582	0.40%	0.70%	0.90%	30.93%	20.30%
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class
2025	1		34.64	33.89	18	0.27%	0.70%	0.90%	9.13%	8.92%
2024	1		31.74	31.12	17	0.35%	0.70%	0.90%	15.45%	15.22%
2023	1		27.49	27.01	16	0.30%	0.70%	0.90%	23.14%	22.90%
2022	1		22.32	21.98	13	0.10%	0.70%	0.90%	(19.82)%	(19.98)%
2021	1		27.84	27.46	17	0.24%	0.70%	0.90%	26.56%	23.40%
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class
2025	23		33.73	33.01	787	0.02%	0.70%	0.90%	8.84%	8.62%
2024	25		30.99	30.39	791	0.13%	0.70%	0.90%	15.17%	14.94%
2023	27		26.91	26.44	725	0.05%	0.70%	0.90%	22.84%	22.60%
2022	36		21.90	21.56	789	0.00%	0.70%	0.90%	(20.01)%	(20.17)%
2021	39		27.38	27.01	1,079	0.03%	0.70%	0.90%	26.24%	23.09%
MFS VIT New Discovery Series, Initial Class
2025	0	*	79.31	75.15	10	0.00%	0.70%	0.90%	12.17%	11.95%
2024	0	*	70.70	67.13	9	0.00%	0.70%	0.90%	5.97%	5.76%
2023	0	*	66.72	63.47	9	0.00%	0.70%	0.90%	13.62%	13.39%
2022	0	*	58.72	55.98	9	0.00%	0.70%	0.90%	(30.25)%	(30.39)%
2021	2		84.19	80.41	187	0.00%	0.70%	0.90%	5.63%	(3.44)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

MFS VIT New Discovery Series, Service Class
2025	27	$44.74	$42.50	$1,191	0.00%	0.70%	0.90%	11.77%	11.55%
2024	30	40.03	38.10	1,207	0.00%	0.70%	0.90%	5.69%	5.48%
2023	33	37.87	36.12	1,253	0.00%	0.70%	0.90%	13.46%	13.23%
2022	39	33.38	31.90	1,292	0.00%	0.70%	0.90%	(30.48)%	(30.62)%
2021	41	48.02	45.98	1,969	0.00%	0.70%	0.90%	5.13%	(3.42)%
MFS VIT Total Return Series, Service Class
2025	10	35.58	33.87	337	2.55%	0.70%	0.90%	10.14%	9.92%
2024	10	32.30	30.81	332	2.27%	0.70%	0.90%	6.71%	6.49%
2023	11	30.27	28.93	328	1.83%	0.70%	0.90%	9.45%	9.23%
2022	12	27.66	26.49	328	1.56%	0.70%	0.90%	(10.47)%	(10.65)%
2021	16	30.89	29.64	486	1.63%	0.70%	0.90%	17.58%	8.46%
MFS VIT Utilities Series, Service Class
2025	3	53.57	50.99	145	2.56%	0.70%	0.90%	13.96%	13.73%
2024	3	47.01	44.83	148	2.07%	0.70%	0.90%	10.56%	10.34%
2023	3	42.52	40.63	139	3.37%	0.70%	0.90%	(3.01)%	(3.20)%
2022	3	43.84	41.98	143	1.91%	0.70%	0.90%	(0.22)%	(0.42)%
2021	5	43.93	42.15	203	1.52%	0.70%	0.90%	17.57%	8.45%
Templeton Developing Markets VIP Fund, Class 2
2025	3	57.52	54.75	149	0.54%	0.70%	0.90%	45.25%	44.96%
2024	3	39.60	37.77	114	3.87%	0.70%	0.90%	6.91%	6.70%
2023	3	37.04	35.40	110	2.11%	0.70%	0.90%	11.84%	11.62%
2022	3	33.12	31.71	107	2.47%	0.70%	0.90%	(22.53)%	(22.68)%
2021	5	42.75	41.02	195	0.93%	0.70%	0.90%	(2.64)%	(10.19)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

Templeton Foreign VIP Fund, Class 2
2025	27	$25.35	$24.02	$686	2.33%	0.70%	0.90%	28.29%	28.04%
2024	31	19.76	18.76	609	2.37%	0.70%	0.90%	(1.69)%	(1.89)%
2023	31	20.10	19.12	620	3.17%	0.70%	0.90%	19.92%	19.68%
2022	35	16.76	15.98	586	3.04%	0.70%	0.90%	(8.25)%	(8.43)%
2021	41	18.27	17.45	755	1.85%	0.70%	0.90%	8.07%	(1.21)%
Templeton Growth VIP Fund, Class 2
2025	19	31.92	30.32	618	0.87%	0.70%	0.90%	22.96%	22.72%
2024	21	25.96	24.71	543	0.94%	0.70%	0.90%	4.66%	4.45%
2023	23	24.80	23.66	557	3.37%	0.70%	0.90%	20.17%	19.93%
2022	24	20.64	19.73	493	0.15%	0.70%	0.90%	(12.12)%	(12.29)%
2021	25	23.49	22.49	582	1.11%	0.70%	0.90%	8.54%	(0.28)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk [and admin ]fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.